Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 4 - Cash and Cash Equivalents

Cash and cash equivalents comprised the following:

	At June 30,	At December 31,
	2025	2024
Cash deposits	$160.3	$788.1
Term deposits	—	663.2
	$160.3	$1,451.3

As at June 30, 2025 and December 31, 2024, cash and cash equivalents were primarily held in interest-bearing deposits. Interest earned on cash and cash equivalents is presented as finance income, referenced in Note 18.